Note 34 - Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Zimbabwean operations [member]
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 583	$ 567	$ 473